General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expenses [Line Items]
General and administrative expenses		$ 6,937	$ 8,010	$ 5,380
General and administrative expenses
General And Administrative Expenses [Line Items]
Salaries, wages and related expenses	[1]	1,796	1,328	556
Share-based payment	[1]	433	2,484	3,343
Legal and professional services	[1]	2,476	1,499	991
Contingent liability expenses		0	0	217
D&O insurance		1,038	1,837	0
Corporate costs		217	343	60
Maintenance, office and software fees		320	149	38
Depreciation and amortization		368	263	151
Others		$ 289	$ 107	$ 24

[1]	Including expenses in respect of related parties - see Note 18.